Depreciation, Amortization And Asset Removal Costs	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Depreciation, Amortization And Asset Removal Costs
DEPRECIATION, AMORTIZATION AND ASSET REMOVAL COSTS

Year ended December 31 (millions of dollars)	2018	2017
Depreciation of property, plant and equipment	647	634
Amortization of intangible assets	71	62
Amortization of regulatory assets	22	24
Depreciation and amortization	740	720
Asset removal costs	90	90
	830	810